STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated earnings (deficit) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 118,361	$ 811	$ 125,288	$ (586)	$ (7,727)	$ 575
Balance (in shares) at Dec. 31, 2012		36,626,728
Exercise of stock options	1,462	$ 15	1,447	0	0	0
Exercise of stock options (in shares)		528,627
Stock-based compensation expenses	325	$ 0	325	0	0	0
Dividend	(7,787)	0	0	0	(7,723)	(64)
Other comprehensive loss	460	0	0	414	0	46
Net income	16,310	0	0	0	15,880	430
Balance at Dec. 31, 2013	129,131	$ 826	127,060	(172)	430	987
Balance (in shares) at Dec. 31, 2013		37,155,355
Issuance of shares	54,726	$ 201	54,525	0	0	0
Issuance of shares (in shares)		6,903,141
Exercise of stock options	204	$ 2	202	0	0	0
Exercise of stock options (in shares)		115,721
Stock-based compensation expenses	1,557	$ 0	327	0	0	1,230
Dividend	(8,681)	0	0	0	(8,681)	0
Other comprehensive loss	(5,354)	0	0	(5,175)	0	(179)
Net income	16,141	0	0	0	15,520	621
Balance at Dec. 31, 2014	187,724	$ 1,029	182,114	(5,347)	7,269	2,659
Balance (in shares) at Dec. 31, 2014		44,174,217
Issuance of shares	(50)	$ 0	(50)	0	0	0
Issuance of shares (in shares)		0
Exercise of stock options	419	$ 6	413	0	0	0
Exercise of stock options (in shares)		161,003
Stock-based compensation expenses	234	$ 0	220	0	0	14
Acquisition of non-controlling interests (Note 3)	(1,744)	0	(1,708)	0	0	(36)
Dividend	(8,535)	0	0	0	(7,788)	(747)
Other comprehensive loss	(1,379)	0	0	(1,348)	0	(31)
Net income	16,437	0	0	0	16,198	239
Balance at Dec. 31, 2015	$ 193,106	$ 1,035	$ 180,989	$ (6,695)	$ 15,679	$ 2,098
Balance (in shares) at Dec. 31, 2015		44,335,220